Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right-of-Use Assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Buildings	Leasehold land	Total	Total
	RMB	RMB	RMB	US$

As at January 1, 2024	23,654	27,598	51,252	7,329
Additions	17,108	-	17,108	2,446
Depreciation charge (note 6)	(10,004)	(1,130)	(11,134)	(1,592)
Disposal	(1,067)	-	(1,067)	(153)
Exchange realignment	(50)	-	(50)	(7)
As at December 31, 2024 and January 1, 2025	29,641	26,468	56,109	8,023
Additions	5,047	-	5,047	722
Depreciation charge (note 6)	(9,527)	(1,130)	(10,657)	(1,524)
Disposal	(2,675)	-	(2,675)	(382)
Exchange realignment	3	-	3	-

As at December 31, 2025	22,489	25,338	47,827	6,839

Schedule of Lease Liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Carrying amount at January 1	22,681	30,232	4,323
New leases	17,108	5,047	722
Accretion of interest recognized during the year (note 8)	1,498	1,118	160
Payments	(9,911)	(10,835)	(1,549)
Exchange realignment	8	(6)	(1)
Disposal	(1,152)	(3,360)	(481)

Carrying amount at December 31	30,232	22,196	3,174

Analyzed into:
Current portion	9,439	7,283	1,041
Non-current portion	20,793	14,913	2,133

Schedule of Recognized in Profit or Loss	The amounts recognized in profit or loss in relation to leases are as follows:
	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Interest on lease liabilities (note 8)	1,498	1,118	160
Depreciation charge of right-of-use assets	11,134	10,657	1,524
Expense relating to short-term leases (included in administrative expenses) (note 6)	238	329	47

Total amount recognized in profit or loss	12,870	12,104	1,731